N-4	May 01, 2024 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account I of National Integrity Life Ins Co
Entity Central Index Key	0000802222
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
Annual Fee	Minimum	Maximum
Base contract	1.90% [1]	1.90% [1]
Investment options (Fund fees and expenses)	0.03% [2]	0.49% [2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10% [3]	1.50% [3]

1 The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
2 Fund fees and expenses are as of December 31, 2023, and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
3 The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submited an application to purchase a contract and elect a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submitted an application to purchase a contract and elected a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021 and prior to January 1, 2024, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. Only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies could be elected.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Surrender Charge Phaseout Period, Years | Years	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Transaction ChargesApart from the withdrawal charge, there are no other transaction charges under the contract.Deductions and Charges
Ongoing Fees and Expenses [Table Text Block]

Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
Annual Fee	Minimum	Maximum
Base contract	1.90% [1]	1.90% [1]
Investment options (Fund fees and expenses)	0.03% [2]	0.49% [2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10% [3]	1.50% [3]

1 The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
2 Fund fees and expenses are as of December 31, 2023, and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
3 The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submited an application to purchase a contract and elect a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submitted an application to purchase a contract and elected a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021 and prior to January 1, 2024, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. Only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies could be elected.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.90%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.90%
Base Contract (N-4) Footnotes [Text Block]
1 The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.

Investment Options (of Other Amount) Minimum [Percent]	0.03%
Investment Options (of Other Amount) Maximum [Percent]	0.49%
Investment Options Footnotes [Text Block]	2 Fund fees and expenses are as of December 31, 2023, and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
Optional Benefits Minimum [Percent]	1.10%
Optional Benefits Maximum [Percent]	1.50%
Optional Benefits Footnotes [Text Block]	3 The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submited an application to purchase a contract and elect a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submitted an application to purchase a contract and elected a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021 and prior to January 1, 2024, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. Only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies could be elected.
Lowest and Highest Annual Cost [Table Text Block]

Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges	Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
Annual Fee	Minimum	Maximum
Base contract	1.90% [1]	1.90% [1]
Investment options (Fund fees and expenses)	0.03% [2]	0.49% [2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10% [3]	1.50% [3]

1 The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
2 Fund fees and expenses are as of December 31, 2023, and may vary from year to year. Assessed daily on the Account Value in the Subaccounts.
3 The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submited an application to purchase a contract and elect a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submitted an application to purchase a contract and elected a GLWB rider on or after June 7, 2021 and prior to January 1, 2024. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021 and prior to January 1, 2024, the highest possible separate account annual expenses amount to a current charge of 3.20%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. Only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies could be elected.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,770.24
Highest Annual Cost [Dollars]	$ 3,122.65
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

• Withdrawal charges apply for up to five years following your last contribution.

• Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund and the Fixed Account.

•The Funds are exchange-traded funds that have risks not present with non-ETF mutual funds. For example, if the ETF custodian or third party broker-dealers terminate their services and replacement services cannot be secured, then we would be required to disallow additional contributions.

•The ETFs offered through VAROOM II track indices passively, and thus are not actively-managed funds.

• Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.
Principal Risks of Investing in the Contract ETF Custodian

Risks	Location in Prospectus
Insurance Company Risks
An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life Insurance Company, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• If you elect the GLWB, you must allocate your premium to only one of the two GLWB Investment Strategies.

• We reserve the right to limit transfers if frequent or large transfers occur.
National Integrity Life and the Separate Account Terms of Your Variable Annuity
Optional Benefits
• If you own the GLWB rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLWB rider, if you withdraw less than the Lifetime Payout Amount (LPA) in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

• Under GLWB Investment Strategy 1, you must allocate your premium according to one of three model portfolios. Under GLWB Investment Strategy 2, the Subaccounts are divided into 5 groups that vary in investment orientation, and you then must select from among the Subaccounts designated for the group.

• We terminate the GLWB rider automatically upon certain events (e.g., the date you voluntarily elect an Annuity Option).
Optional Benefits

Taxes	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• Because you must purchase the contract through an IRA, you do not receive any additional tax benefit.

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract

Investment Restrictions [Text Block]
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• If you elect the GLWB, you must allocate your premium to only one of the two GLWB Investment Strategies.
• We reserve the right to limit transfers if frequent or large transfers occur.
Optional Benefit Restrictions [Text Block]
• If you own the GLWB rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLWB rider, if you withdraw less than the Lifetime Payout Amount (LPA) in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

• Under GLWB Investment Strategy 1, you must allocate your premium according to one of three model portfolios. Under GLWB Investment Strategy 2, the Subaccounts are divided into 5 groups that vary in investment orientation, and you then must select from among the Subaccounts designated for the group.

• We terminate the GLWB rider automatically upon certain events (e.g., the date you voluntarily elect an Annuity Option).

Tax Implications [Text Block]
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• Because you must purchase the contract through an IRA, you do not receive any additional tax benefit.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements could create a conflict of interest between the broker-dealer or the registered representative and the customer.
Exchanges [Text Block]	Investment professionals may have a financial incentive to offer you a new annuity contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. [1]
Transaction Expenses

Deferred Sales Load as a percentage of contributions [2]	7%

1 State premium taxes currently range from 0% to 1.0 for IRAs.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
Pinnacle (pre 1-1-12) Integrity     9
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

	Maximum Charge	Current Charge
Base Contract Expenses (as a percentage of average Account Value in Subaccounts) [1]	1.90%	1.90%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value) (Not Available for Purchase on or after January 1, 2024)
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	1.10% [2]
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	1.30% [3]

1     The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
2     The annual charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
3     The annual charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A – Funds Available Under The Contract.

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
* The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.

Example

The example is intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Fund expenses.

Each example assumes that you invest $100,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year, and (except for the “without Rider” example) assume the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Highest Cost Example with Rider
The following example includes the maximum Base Contract Expenses, the maximum charge for the Guaranteed Lifetime Withdrawal Benefit, and the maximum Fund operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 Year	3 Years	5 years	10 Years
$11,067	$18,315	$24,718	$42,421

If you do not surrender the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 Year	3 Years	5 years	10 Years
$4,067	$12,315	$20,718	$42,421

Highest Cost Example without Rider
The following example includes the maximum Base Contract Expenses and maximum Fund operating expenses, but assumes that you do not elect the GLWB Rider. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 Year	3 Years	5 years	10 Years
$9,500	$13,688	$17,139	$28,006

If you do not surrender the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 Year	3 Years	5 years	10 Years
$2,500	$7,688	$13,139	$28,006

Transaction Expenses [Table Text Block]
Transaction Expenses

Deferred Sales Load as a percentage of contributions [2]	7%

1 State premium taxes currently range from 0% to 1.0 for IRAs.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
Deferred Sales Load (of Other Amount), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Maximum Charge	Current Charge
Base Contract Expenses (as a percentage of average Account Value in Subaccounts) [1]	1.90%	1.90%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value) (Not Available for Purchase on or after January 1, 2024)
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	1.10% [2]
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	1.30% [3]

1     The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
2     The annual charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
3 The annual charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.90%
Base Contract Expense (of Average Account Value), Current [Percent]	1.90%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
* The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	0.49%
Portfolio Company Expenses, Footnotes [Text Block]	The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds and other Investment Options you select. It is possible for your Account Value to be less than the sum of your contributions.

Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Set forth below are some specific risks you should consider.

Investment Risk. You bear the risk of any decline in the Account Value attributable to the performance of the Funds. The Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Subaccounts you have selected make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Except for the Fidelity VIP Government Money Market Portfolio, each Fund is an ETF. ETFs differ from other funds in that they are bought and sold on a securities exchange, just like the common stock of an operating company. Each of the ETFs in VAROOM II tracks a securities index by using a representative sampling approach. Thus, the ETFs are subject to risks related to the investment management of the ETF’s portfolio securities. Because the ETFs offered through VAROOM II track securities indices, they generally have lower expenses and fees than actively managed mutual funds included as investment options within variable annuities.

Possible disadvantages of the Subaccounts investing in ETFs include the following:
•Tax efficiency. ETFs are attractive to investors buying ETFs directly because of their tax efficiency and cost-effectiveness. Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA. The ETFs in which the Subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.
•Discount from NAV. Shares of ETFs may trade at a discount from their net asset value in the secondary market, particularly during periods of market stress. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.
•ETF Custodian. As discussed below in the section ETF Custodian, the ETF Custodian we have engaged works with third-party broker-dealers to buy and sell ETF shares. If these services are interrupted for whatever reason we might have to disallow additional contributions to the contract. Relatedly, it also is possible that the ETF sponsor will decide to stop creating new ETF shares.

Investment Restrictions – Opportunity Risks. Under the GLWB Rider, you must allocate your premiums according to one of the two GLWB Investment Strategies – Basic Allocation or Self Style Allocation. Thus, the way you are allowed to allocate your Account Value is restricted. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Investment Options that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain the GLWB.

Risk Associated With Election of GLWB. Under the GLWB, we impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit (most notably, a limit to how much you can withdraw each year). If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for GLWB without fully realizing the guarantees. For example, such would be the case if you were to hold the GLWB for many years and die sooner than anticipated, without having taken withdrawals. Finally, please be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress or become insolvent, we may not be able to meet our obligations to you.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.

With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, and the Customized Asset Allocation program, note that although these programs are a standard part of the VAROOM II contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit to designated beneficiary if you die before Annuity Date	Standard	Fee included in Base Contract Fee	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as your withdrawal bears to your Account Value at time of withdrawal).
Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.

Systematic Transfer Program	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.	Optional	None
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available with GLWB Rider only for initial premium received on Contract Date

Customized Asset Rebalancing Program	Allows you to have your investments rebalanced to your allocation percentages periodically	Optional	None	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Guaranteed Lifetime Withdrawal Benefit (Not available for purchase on or after January 1, 2024)	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect	Optional	1.50% of average Account Value in Subaccounts
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)	Standard	None	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit to designated beneficiary if you die before Annuity Date	Standard	Fee included in Base Contract Fee	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as your withdrawal bears to your Account Value at time of withdrawal).
Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.

Systematic Transfer Program	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.	Optional	None
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available with GLWB Rider only for initial premium received on Contract Date

Customized Asset Rebalancing Program	Allows you to have your investments rebalanced to your allocation percentages periodically	Optional	None	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Guaranteed Lifetime Withdrawal Benefit (Not available for purchase on or after January 1, 2024)	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect	Optional	1.50% of average Account Value in Subaccounts
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)	Standard	None	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A - Funds Available Under the Contract
The following is a list of Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included.

Each Fund’s past performance is not necessarily an indication of future performance. The average annual returns set forth below are based on changes in Fund net asset value rather than changes in the price of Fund shares as determined in transactions on a securities exchange.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1-Year	5-Year	10-Year
EQUITY SUBACCOUNTS
The Fund seeks to track the investment results of the S&P 500® Index.	iShares Core S&P 500 ETF [2] Adviser: BlackRock Fund Advisors	0.03%	26.27%	15.65%	11.99%
The Fund seeks to track the investment results of the S&P MidCap 400®.	iShares Core S&P Mid-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.05%	16.42%	12.57%	9.21%

The Fund seeks to track the investment results of the S&P SmallCap 600®.	iShares Core S&P Small-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.06%	16.03%	10.97%	8.61%
The Fund seeks to track the investment results of the S&P 500 Growth Index™.	iShares S&P 500 Growth ETF [2] Adviser: BlackRock Fund Advisors	0.18%	29.80%	16.02%	13.15%
The Fund seeks to track the investment results of the S&P 500 Value Index™	iShares S&P 500 Value ETF [2] Adviser: BlackRock Fund Advisors	0.18%	22.02%	13.92%	9.83%
The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.	Vanguard Dividend Appreciation Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.06%	14.46%	13.84%	10.70%
The Fund seeks to track the performance of the CRSP US Large Cap Index.	Vanguard Large-Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	27.29%	15.60%	11.91%
The Fund seeks to track the performance of the CRSP US Mega Cap Index.	Vanguard Mega Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	29.67%	16.15%	12.39%
FIXED INCOME SUBACCOUNTS

The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company	0.27%	4.89%	1.72%	1.11%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index.	iShares Core U.S. Aggregate Bond ETF [2,3] Adviser: BlackRock Fund Advisors	0.03%	5.58%	1.05%	1.77%
The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.	iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%	12.41%	4.29%	3.49%
The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.	iShares 5-10 Year Investment Grade Corporate Bond ETF Adviser: BlackRock Fund Advisors	0.04%	9.17%	2.96%	2.56%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).	iShares TIPS Bond ETF [2] Adviser: BlackRock Fund Advisors	0.19%	3.68%	2.91%	2.23%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index.	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	8.91%	2.86%	3.14%

The Fund seeks to track the performance of the Bloomberg Barclays U.S. 1-5 Year government/Credit Float Adjusted Index.	Vanguard Short-Term Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	4.91%	1.50%	1.37%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index .	Vanguard Total Bond Market Index Fund, ETF Shares. Adviser: The Vanguard Group, Inc.	0.03%	5.70%	1.12%	1.79%
INTERNATIONAL AND ALTERNATIVE SUBACCOUNTS
The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.	iShares International Treasury Bond ETF [2] Adviser: BlackRock Fund Advisors	0.35%	5.63%	-2.96%	-1.56%
The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.	Vanguard Developed Markets Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	17.77%	8.40%	4.55%

The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.	Vanguard Emerging Markets Stock Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.08%	9.27%	4.73%	3.02%
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard Real Estate Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.12%	11.75%	7.30%	7.35%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund’s expense information in the table has been restated to reflect current fees.
iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.
Vanguard is a trademark of The Vanguard Group, Inc.
DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN FUNDS – please see Part 6, under GLWB Investment Strategies, for details

Prospectuses Available [Text Block]
The following is a list of Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included.

Each Fund’s past performance is not necessarily an indication of future performance. The average annual returns set forth below are based on changes in Fund net asset value rather than changes in the price of Fund shares as determined in transactions on a securities exchange.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1-Year	5-Year	10-Year
EQUITY SUBACCOUNTS
The Fund seeks to track the investment results of the S&P 500® Index.	iShares Core S&P 500 ETF [2] Adviser: BlackRock Fund Advisors	0.03%	26.27%	15.65%	11.99%
The Fund seeks to track the investment results of the S&P MidCap 400®.	iShares Core S&P Mid-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.05%	16.42%	12.57%	9.21%

The Fund seeks to track the investment results of the S&P SmallCap 600®.	iShares Core S&P Small-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.06%	16.03%	10.97%	8.61%
The Fund seeks to track the investment results of the S&P 500 Growth Index™.	iShares S&P 500 Growth ETF [2] Adviser: BlackRock Fund Advisors	0.18%	29.80%	16.02%	13.15%
The Fund seeks to track the investment results of the S&P 500 Value Index™	iShares S&P 500 Value ETF [2] Adviser: BlackRock Fund Advisors	0.18%	22.02%	13.92%	9.83%
The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.	Vanguard Dividend Appreciation Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.06%	14.46%	13.84%	10.70%
The Fund seeks to track the performance of the CRSP US Large Cap Index.	Vanguard Large-Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	27.29%	15.60%	11.91%
The Fund seeks to track the performance of the CRSP US Mega Cap Index.	Vanguard Mega Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	29.67%	16.15%	12.39%
FIXED INCOME SUBACCOUNTS

The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company	0.27%	4.89%	1.72%	1.11%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index.	iShares Core U.S. Aggregate Bond ETF [2,3] Adviser: BlackRock Fund Advisors	0.03%	5.58%	1.05%	1.77%
The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.	iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%	12.41%	4.29%	3.49%
The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.	iShares 5-10 Year Investment Grade Corporate Bond ETF Adviser: BlackRock Fund Advisors	0.04%	9.17%	2.96%	2.56%
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).	iShares TIPS Bond ETF [2] Adviser: BlackRock Fund Advisors	0.19%	3.68%	2.91%	2.23%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index.	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	8.91%	2.86%	3.14%

The Fund seeks to track the performance of the Bloomberg Barclays U.S. 1-5 Year government/Credit Float Adjusted Index.	Vanguard Short-Term Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	4.91%	1.50%	1.37%
The Fund seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index .	Vanguard Total Bond Market Index Fund, ETF Shares. Adviser: The Vanguard Group, Inc.	0.03%	5.70%	1.12%	1.79%
INTERNATIONAL AND ALTERNATIVE SUBACCOUNTS
The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.	iShares International Treasury Bond ETF [2] Adviser: BlackRock Fund Advisors	0.35%	5.63%	-2.96%	-1.56%
The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.	Vanguard Developed Markets Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	17.77%	8.40%	4.55%

The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.	Vanguard Emerging Markets Stock Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.08%	9.27%	4.73%	3.02%
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard Real Estate Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.12%	11.75%	7.30%	7.35%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund’s expense information in the table has been restated to reflect current fees.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

• Withdrawal charges apply for up to five years following your last contribution.

• Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund and the Fixed Account.

•The Funds are exchange-traded funds that have risks not present with non-ETF mutual funds. For example, if the ETF custodian or third party broker-dealers terminate their services and replacement services cannot be secured, then we would be required to disallow additional contributions.

•The ETFs offered through VAROOM II track indices passively, and thus are not actively-managed funds.

• Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life Insurance Company, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Risks Associated With Investing In This Contract [Member]
Prospectus:
Principal Risk [Text Block]
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds and other Investment Options you select. It is possible for your Account Value to be less than the sum of your contributions.

Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.
Set forth below are some specific risks you should consider.
Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Account Value attributable to the performance of the Funds. The Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Subaccounts you have selected make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Except for the Fidelity VIP Government Money Market Portfolio, each Fund is an ETF. ETFs differ from other funds in that they are bought and sold on a securities exchange, just like the common stock of an operating company. Each of the ETFs in VAROOM II tracks a securities index by using a representative sampling approach. Thus, the ETFs are subject to risks related to the investment management of the ETF’s portfolio securities. Because the ETFs offered through VAROOM II track securities indices, they generally have lower expenses and fees than actively managed mutual funds included as investment options within variable annuities.

Possible disadvantages of the Subaccounts investing in ETFs include the following:
•Tax efficiency. ETFs are attractive to investors buying ETFs directly because of their tax efficiency and cost-effectiveness. Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA. The ETFs in which the Subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.
•Discount from NAV. Shares of ETFs may trade at a discount from their net asset value in the secondary market, particularly during periods of market stress. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.
•ETF Custodian. As discussed below in the section ETF Custodian, the ETF Custodian we have engaged works with third-party broker-dealers to buy and sell ETF shares. If these services are interrupted for whatever reason we might have to disallow additional contributions to the contract. Relatedly, it also is possible that the ETF sponsor will decide to stop creating new ETF shares.
Investment Restrictions – Opportunity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Under the GLWB Rider, you must allocate your premiums according to one of the two GLWB Investment Strategies – Basic Allocation or Self Style Allocation. Thus, the way you are allowed to allocate your Account Value is restricted. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Investment Options that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain the GLWB.
Risk Associated With Election Of GLWB [Member]
Prospectus:
Principal Risk [Text Block]
Risk Associated With Election of GLWB. Under the GLWB, we impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit (most notably, a limit to how much you can withdraw each year). If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for GLWB without fully realizing the guarantees. For example, such would be the case if you were to hold the GLWB for many years and die sooner than anticipated, without having taken withdrawals. Finally, please be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.

Financial Strength And Claims-Paying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress or become insolvent, we may not be able to meet our obligations to you.

Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
C000012040 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500® Index.
Portfolio Company Name [Text Block]	iShares Core S&P 500 ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	26.27%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	11.99%
C000012037 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P MidCap 400®.
Portfolio Company Name [Text Block]	iShares Core S&P Mid-Cap ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000012043 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P SmallCap 600®.
Portfolio Company Name [Text Block]	iShares Core S&P Small-Cap ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	8.61%
C000012041 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500 Growth Index™.
Portfolio Company Name [Text Block]	iShares S&P 500 Growth ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	29.80%
Average Annual Total Returns, 5 Years [Percent]	16.02%
Average Annual Total Returns, 10 Years [Percent]	13.15%
C000012042 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500 Value Index™
Portfolio Company Name [Text Block]	iShares S&P 500 Value ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	13.92%
Average Annual Total Returns, 10 Years [Percent]	9.83%
C000031350 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.
Portfolio Company Name [Text Block]	Vanguard Dividend Appreciation Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000007790 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the CRSP US Large Cap Index.
Portfolio Company Name [Text Block]	Vanguard Large-Cap Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	27.29%
Average Annual Total Returns, 5 Years [Percent]	15.60%
Average Annual Total Returns, 10 Years [Percent]	11.91%
C000055210 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the CRSP US Mega Cap Index.
Portfolio Company Name [Text Block]	Vanguard Mega Cap Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	29.67%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	12.39%
C000017210 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000012092 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	iShares Core U.S. Aggregate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	1.77%
C000046846 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.
Portfolio Company Name [Text Block]	iShares iBoxx $ High Yield Corporate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	3.49%
C000191088 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.
Portfolio Company Name [Text Block]	iShares 5-10 Year Investment Grade Corporate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	2.96%
Average Annual Total Returns, 10 Years [Percent]	2.56%
C000012093 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
Portfolio Company Name [Text Block]	iShares TIPS Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.23%
C000080855 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index.
Portfolio Company Name [Text Block]	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	3.14%
C000092028 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg Barclays U.S. 1-5 Year government/Credit Float Adjusted Index.
Portfolio Company Name [Text Block]	Vanguard Short-Term Bond Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	4.91%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000046844 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index .
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund, ETF Shares.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000069477 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.
Portfolio Company Name [Text Block]	iShares International Treasury Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	(2.96%)
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
C000051262 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.
Portfolio Company Name [Text Block]	Vanguard Developed Markets Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000015902 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.
Portfolio Company Name [Text Block]	Vanguard Emerging Markets Stock Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.27%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	3.02%
C000032424 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Previously Offered [Member]
Prospectus:
Benefits Description [Table Text Block]
Part 6 – Optional Benefits (Not Available for Purchase on or after January 1, 2024)
Prior to January 1, 2024, a contract owner could purchase the optional GLWB Rider offered with this contract, which provides additional benefits for an additional charge. The Rider could only be elected at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits.
Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges.
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays Death Benefit to designated beneficiary if you die before Annuity Date
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as your withdrawal bears to your Account Value at time of withdrawal).
Name of Benefit [Text Block]	Death Benefit
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2 [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Offered Ending [Date]	Jan. 01, 2024
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1 [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Offered Ending [Date]	Jan. 01, 2024
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
With Rider [Member]
Prospectus:
Surrender Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$11,067	$18,315	$24,718	$42,421

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,067
Surrender Expense, 3 Years, Maximum [Dollars]	18,315
Surrender Expense, 5 Years, Maximum [Dollars]	24,718
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Annuitize Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$4,067	$12,315	$20,718	$42,421

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,067
Annuitized Expense, 3 Years, Maximum [Dollars]	12,315
Annuitized Expense, 5 Years, Maximum [Dollars]	20,718
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,421
No Surrender Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$4,067	$12,315	$20,718	$42,421

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,067
No Surrender Expense, 3 Years, Maximum [Dollars]	12,315
No Surrender Expense, 5 Years, Maximum [Dollars]	20,718
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Without Rider [Member]
Prospectus:
Surrender Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$9,500	$13,688	$17,139	$28,006

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,500
Surrender Expense, 3 Years, Maximum [Dollars]	13,688
Surrender Expense, 5 Years, Maximum [Dollars]	17,139
Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,006
Annuitize Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$2,500	$7,688	$13,139	$28,006

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,500
Annuitized Expense, 3 Years, Maximum [Dollars]	7,688
Annuitized Expense, 5 Years, Maximum [Dollars]	13,139
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 28,006
No Surrender Example [Table Text Block]

1 Year	3 Years	5 years	10 Years
$2,500	$7,688	$13,139	$28,006

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,139
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,006
Systematic Withdrawal Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Income Plus Withdrawal Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Income Plus Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Name of Benefit [Text Block]	Income Plus Withdrawal Program
Choices Plus Required Minimum Distribution Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Systematic Transfer Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Transfer Program
Purpose of Benefit [Text Block]	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available with GLWB Rider only for initial premium received on Contract Date

Name of Benefit [Text Block]	Systematic Transfer Program
Customized Asset Rebalancing Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to have your investments rebalanced to your allocation percentages periodically
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Guaranteed Lifetime Withdrawal Benefit [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit (Not available for purchase on or after January 1, 2024)
Purpose of Benefit [Text Block]	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit (Not available for purchase on or after January 1, 2024)
Benefit Standard or Optional [Text Block]	Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider that was available for purchase prior to January 1, 2024 for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Withdrawal Benefit
Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider that was available for purchase prior to January 1, 2024 for an additional charge. It was offered as the Individual GLWB Rider or the Spousal GLWB Rider.

If you are a Contract Owner who elected the GLWB Rider, it guarantees lifetime payments for you (or you and your covered spouse if you elected the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or
•the Contract Date, if you are age 60 or older at the time you purchase your contract.
•The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or
•the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.
•The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:
(A)is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage for Contract Owners that Elected GLWB Prior to June 7, 2021	Age Based Percentage for Contract Owners that Elected GLWB on or After June 7, 2021
60-64	4.00%	3.50%
65-69	4.50%	4.00%
70-74	5.00%	4.50%
75 and above	5.50%	5.00%

*    The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:

1.On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.
2.If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.
3.On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.
If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.
Waiver Of Withdrawal Charge [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of withdrawal charge
Purpose of Benefit [Text Block]	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal
Name of Benefit [Text Block]	Waiver of withdrawal charge